Nuveen NWQ Global Equity Income Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 95.6%
	COMMON STOCKS – 93.2%
	Air Freight & Logistics – 3.2%
182,250	Deutsche Post AG, (2)	$6,073,519
	Airlines – 3.1%
100,411	Delta Air Lines Inc.	5,783,674
	Banks – 12.0%
956,439	AIB Group PLC, (2)	2,837,245
99,290	Bank of America Corp	2,896,289
61,215	Bank of NT Butterfield & Son Ltd	1,814,413
94,700	Citigroup Inc	6,541,876
364,525	ING Groep NV, (2)	3,808,093
26,750	JPMorgan Chase & Co	3,148,208
2,033,500	Unicaja Banco SA,144A, (2), (3)	1,617,508
	Total Banks	22,663,632
	Biotechnology – 1.4%
42,550	Gilead Sciences Inc.	2,696,819
	Capital Markets – 4.6%
66,830	AURELIUS Equity Opportunities SE & Co KGaA, (2)	2,760,169
593,800	Daiwa Securities Group Inc, (2)	2,657,398
20,555	Deutsche Boerse AG, (2)	3,205,739
	Total Capital Markets	8,623,306
	Chemicals – 2.1%
55,623	DuPont de Nemours Inc	3,966,476
	Diversified Telecommunication Services – 3.4%
61,460	Nippon Telegraph & Telephone Corp, (2)	2,940,472
257,331	Telefonica Brasil SA	3,402,632
	Total Diversified Telecommunication Services	6,343,104
	Electric Utilities – 1.7%
64,940	FirstEnergy Corp	3,132,056
	Electrical Equipment – 1.5%
33,915	Eaton Corp PLC	2,820,032
	Entertainment – 4.3%
15,510	Nintendo Co Ltd, (2)	5,777,419

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Entertainment (continued)
97,605	Viacom Inc., Calss B	$2,345,448
	Total Entertainment	8,122,867
	Equity Real Estate Investment Trust – 1.5%
92,195	MGM Growth Properties LLC	2,770,460
	Household Durables – 2.3%
221,800	Sekisui House Ltd, (2)	4,376,594
	Household Products – 1.5%
28,320	Henkel AG & Co KGaA, (2)	2,802,238
	Industrial Conglomerates – 2.0%
35,760	Siemens AG, (2)	3,827,933
	Insurance – 8.7%
76,319	Ageas, (2)	4,230,751
12,330	Allianz SE, (2)	2,870,078
57,270	CNA Financial Corp	2,820,548
118,100	Old Republic International Corp	2,783,617
19,400	RenaissanceRe Holdings Ltd	3,752,930
	Total Insurance	16,457,924
	Multi-Utilities – 4.9%
191,990	Engie SA, (2)	3,133,692
292,800	National Grid PLC, (2)	3,170,232
116,614	Veolia Environnement SA, (2)	2,954,020
	Total Multi-Utilities	9,257,944
	Oil, Gas & Consumable Fuels – 9.6%
35,590	Chevron Corp	4,220,974
263,010	Enterprise Products Partners LP	7,516,826
152,644	Equitrans Midstream Corp	2,220,970
80,440	TOTAL SA, (2)	4,188,249
	Total Oil, Gas & Consumable Fuels	18,147,019
	Pharmaceuticals – 10.7%
61,032	AstraZeneca PLC, Sponsored ADR	2,720,196
39,780	Bayer AG, (2)	2,802,622
66,680	Bristol-Myers Squibb Co	3,381,343
278,670	GlaxoSmithKline PLC, (2)	5,973,177
7,220	Roche Holding AG, (2)	2,102,208
35,740	Sanofi, (2)	3,310,694
	Total Pharmaceuticals	20,290,240

Shares	Description (1)	Value
	Real Estate Management & Development – 0.8%
468,000	Great Eagle Holdings Ltd, (2)	$1,601,358
	Semiconductors & Semiconductor Equipment – 3.4%
10,058	Broadcom Inc	2,776,712
82,850	Cypress Semiconductor Corp	1,933,719
101,014	Infineon Technologies AG, (2)	1,814,894
	Total Semiconductors & Semiconductor Equipment	6,525,325
	Software – 4.6%
32,505	Microsoft Corp	4,519,170
75,970	Oracle Corp	4,180,629
	Total Software	8,699,799
	Specialty Retail – 1.6%
1,163,360	Kingfisher PLC, (2)	2,956,543
	Technology Hardware, Storage & Peripherals – 1.5%
86,950	Samsung Electronics Co Ltd, (2)	2,870,139
	Tobacco – 1.2%
29,065	Philip Morris International Inc	2,206,905
	Trading Companies & Distributors – 1.6%
190,500	Mitsui & Co Ltd, (2)	3,129,232
	Total Common Stocks (cost $158,158,350)	176,145,138

Shares	Description (1)	Coupon	Ratings	Value
	CONVERTIBLE PREFERRED SECURITIES – 1.5%
	Multi-Utilities – 1.5%
56,720	CenterPoint Energy Inc.	7.000%	N/R	$2,964,187
	Total Convertible Preferred Securities (cost $2,897,986)			2,964,187

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity	Value
	STRUCTURED NOTES – 0.9%
5,954	Merrill Lynch International & Co. C.V., Mandatory Exchangeable Note, Linked to Common Stock of Broadcom Inc. (Cap 115.50% of Issue Price), 144A	10.000%	$280.9170	$324.4591	2/20/20	$1,657,735
	Total Structured Notes (cost $1,672,580)					1,657,735
	Total Long-Term Investments (cost $162,728,916)					180,767,060
	Other Assets Less Liabilities – 4.4%					8,225,452
	Net Assets – 100%					$188,992,512

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in the United States of America ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Common Stocks	$86,352,922	$89,792,216	$ —	$176,145,138
Convertible Preferred Securities	2,964,187	—	—	2,964,187
Structured Notes	—	1,657,735	—	1,657,735
Total	$89,317,109	$91,449,951	$ —	$180,767,060

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt

Nuveen NWQ Multi-Cap Value Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Airlines – 2.7%
37,255	Delta Air Lines Inc.	$2,145,888
	Auto Components – 1.4%
30,255	BorgWarner Inc	1,109,753
	Automobiles – 2.9%
62,035	General Motors Co	2,325,072
	Banks – 14.9%
57,905	Bank of America Corp	1,689,089
37,050	Bank of NT Butterfield & Son Ltd	1,098,162
46,585	CIT Group Inc	2,110,766
48,500	Citigroup Inc	3,350,380
22,500	JPMorgan Chase & Co	2,648,025
23,360	Western Alliance Bancorp	1,076,429
	Total Banks	11,972,851
	Biotechnology – 1.7%
22,155	Gilead Sciences Inc.	1,404,184
	Capital Markets – 1.4%
47,943	B Riley Financial Inc	1,132,414
	Chemicals – 2.9%
17,537	DuPont de Nemours Inc	1,250,563
12,350	Innospec Inc	1,100,879
	Total Chemicals	2,351,442
	Construction & Engineering – 2.8%
59,785	Quanta Services Inc	2,259,873
	Consumer Finance – 3.3%
22,965	Discover Financial Services	1,862,232
22,840	Synchrony Financial	778,615
	Total Consumer Finance	2,640,847
	Electric Utilities – 5.0%
10,564	Entergy Corp	1,239,791
57,000	FirstEnergy Corp	2,749,110
	Total Electric Utilities	3,988,901

Nuveen NWQ Multi-Cap Value Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Entertainment – 2.6%
19,110	Activision Blizzard Inc	$1,011,301
46,000	Viacom Inc., Calss B	1,105,380
	Total Entertainment	2,116,681
	Equity Real Estate Investment Trust – 3.6%
280,700	Colony Capital Inc	1,689,814
41,390	STAG Industrial Inc	1,220,177
	Total Equity Real Estate Investment Trust	2,909,991
	Health Care Equipment & Supplies – 1.5%
16,130	LivaNova PLC, (2)	1,190,233
	Insurance – 10.1%
6,950	Aon PLC	1,345,311
31,400	Loews Corp	1,616,472
67,468	Old Republic International Corp	1,590,221
10,913	RenaissanceRe Holdings Ltd	2,111,120
48,210	Unum Group	1,432,801
	Total Insurance	8,095,925
	IT Services – 1.4%
11,100	Fiserv Inc, (2)	1,149,849
	Life Sciences Tools & Services – 3.1%
7,500	Bio-Rad Laboratories Inc, (2)	2,495,550
	Machinery – 4.7%
10,985	Ingersoll-Rand PLC	1,353,462
34,000	Terex Corp	882,980
77,385	Trinity Industries Inc	1,522,937
	Total Machinery	3,759,379
	Media – 1.0%
20,310	CBS Corp., Class B	819,915
	Multi-Utilities – 2.6%
68,692	CenterPoint Energy Inc	2,073,125
	Oil, Gas & Consumable Fuels – 9.3%
100,095	Centennial Resource Development Inc/DE, (2)	451,929
16,446	Cheniere Energy Inc, (2)	1,037,085
12,000	Chevron Corp	1,423,200
83,243	EQT Corp	885,705
123,459	Equitrans Midstream Corp	1,796,328
12,118	Hess Corp	732,897

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
37,000	Suncor Energy Inc	$1,168,460
	Total Oil, Gas & Consumable Fuels	7,495,604
	Pharmaceuticals – 4.6%
12,295	Allergan PLC	2,069,126
37,900	GlaxoSmithKline PLC, Sponsored ADR	1,617,572
	Total Pharmaceuticals	3,686,698
	Semiconductors & Semiconductor Equipment – 5.8%
30,730	Cypress Semiconductor Corp	717,238
17,310	Mellanox Technologies Ltd, (2)	1,897,003
94,520	Rambus Inc, (2)	1,240,575
13,756	Teradyne Inc	796,610
	Total Semiconductors & Semiconductor Equipment	4,651,426
	Software – 4.2%
38,755	Oracle Corp	2,132,688
51,240	Symantec Corp	1,210,801
	Total Software	3,343,489
	Specialty Retail – 3.3%
10,505	Advance Auto Parts Inc	1,737,527
188,400	Kingfisher PLC, Sponsored ADR, (3)	956,130
	Total Specialty Retail	2,693,657
	Technology Hardware, Storage & Peripherals – 1.5%
22,225	Seagate Technology PLC	1,195,483
	Tobacco – 1.2%
13,138	Philip Morris International Inc	997,568
	Total Long-Term Investments (cost $82,697,748)	80,005,798

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.7%
	REPURCHASE AGREEMENTS – 1.7%
$1,406	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $1,406,345, collateralized by $1,240,000, U.S. Treasury Bonds, 2.875%, due 5/15/43, value $1,434,742	0.850%	10/01/19	$1,406,312
	Total Short-Term Investments (cost $1,406,312)			1,406,312
	Total Investments (cost $84,104,060) – 101.2%			81,412,110
	Other Assets Less Liabilities – (1.2)%			(998,089)
	Net Assets – 100%			$80,414,021

Nuveen NWQ Multi-Cap Value Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in the United States of America ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Common Stocks	$79,049,668	$956,130	$ —	$80,005,798
Short-Term Investments:
Repurchase Agreements	—	1,406,312	—	1,406,312
Total	$79,049,668	$2,362,442	$ —	$81,412,110

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, investment classified as Level 2.
ADR	American Depositary Receipt

Nuveen NWQ Large-Cap Value Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 95.3%
	COMMON STOCKS – 90.4%
	Aerospace & Defense – 1.7%
3,749	Raytheon Co	$735,516
	Airlines – 2.4%
18,388	Delta Air Lines Inc.	1,059,149
	Auto Components – 1.3%
15,989	BorgWarner Inc	586,477
	Automobiles – 2.8%
32,857	General Motors Co	1,231,480
	Banks – 12.9%
31,000	Bank of America Corp	904,270
24,568	CIT Group Inc	1,113,176
24,888	Citigroup Inc	1,719,263
12,409	JPMorgan Chase & Co	1,460,415
10,832	Wells Fargo & Co	546,366
	Total Banks	5,743,490
	Beverages – 2.3%
18,918	Coca-Cola Co	1,029,896
	Biotechnology – 1.8%
12,450	Gilead Sciences Inc.	789,081
	Capital Markets – 1.2%
9,000	State Street Corp	532,710
	Chemicals – 1.8%
11,071	DuPont de Nemours Inc	789,473
	Consumer Finance – 3.2%
12,460	Discover Financial Services	1,010,381
12,509	Synchrony Financial	426,432
	Total Consumer Finance	1,436,813
	Electric Utilities – 4.8%
5,400	Entergy Corp	633,744
31,232	FirstEnergy Corp	1,506,319
	Total Electric Utilities	2,140,063

Nuveen NWQ Large-Cap Value Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Entertainment – 3.6%
10,495	Activision Blizzard Inc	$555,396
43,208	Viacom Inc., Calss B	1,038,288
	Total Entertainment	1,593,684
	Equity Real Estate Investment Trust – 1.7%
123,623	Colony Capital Inc	744,211
	Insurance – 7.4%
19,732	American International Group Inc	1,099,072
3,941	Aon PLC	762,859
13,522	Loews Corp	696,113
24,959	Unum Group	741,782
	Total Insurance	3,299,826
	Interactive Media & Services – 2.1%
775	Alphabet Inc., Class A, (2)	946,384
	IT Services – 1.4%
5,994	Fiserv Inc, (2)	620,918
	Life Sciences Tools & Services – 1.5%
2,010	Bio-Rad Laboratories Inc, (2)	668,807
	Machinery – 3.4%
5,661	Ingersoll-Rand PLC	697,492
40,100	Trinity Industries Inc	789,168
	Total Machinery	1,486,660
	Multi-Utilities – 2.4%
35,626	CenterPoint Energy Inc	1,075,193
	Oil, Gas & Consumable Fuels – 9.7%
8,382	Cheniere Energy Inc, (2)	528,569
7,054	Chevron Corp	836,605
5,300	Concho Resources Inc	359,870
38,642	EQT Corp	411,151
68,811	Equitrans Midstream Corp	1,001,200
6,455	Hess Corp	390,398
23,879	Suncor Energy Inc	754,099
	Total Oil, Gas & Consumable Fuels	4,281,892
	Pharmaceuticals – 5.9%
6,593	Allergan PLC	1,109,536
13,715	Bristol-Myers Squibb Co	695,488
19,398	GlaxoSmithKline PLC, Sponsored ADR	827,906
	Total Pharmaceuticals	2,632,930

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 5.4%
2,220	Broadcom Inc	$612,875
33,030	Cypress Semiconductor Corp	770,920
5,675	Mellanox Technologies Ltd, (2)	621,923
7,049	Teradyne Inc	408,208
	Total Semiconductors & Semiconductor Equipment	2,413,926
	Software – 3.9%
19,054	Oracle Corp	1,048,542
27,850	Symantec Corp	658,095
	Total Software	1,706,637
	Specialty Retail – 3.2%
5,270	Advance Auto Parts Inc	871,658
110,750	Kingfisher PLC, Sponsored ADR, (3)	562,056
	Total Specialty Retail	1,433,714
	Technology Hardware, Storage & Peripherals – 1.4%
11,105	Seagate Technology PLC	597,338
	Tobacco – 1.2%
7,256	Philip Morris International Inc	550,948
	Total Common Stocks (cost $30,291,726)	40,127,216

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 4.9%
17,000	iShares Russell 1000 Value ETF	$2,180,420
	Total Exchange-Traded Funds (cost $2,176,170)	2,180,420
	Total Long-Term Investments (cost $32,467,896)	42,307,636

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.7%
	REPURCHASE AGREEMENTS – 2.7%
$1,204	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $1,203,669, collateralized by $1,065,000, U.S. Treasury Bonds, 2.875%, due 5/15/43, value $1,232,258	0.850%	10/01/19	$1,203,641
	Total Short-Term Investments (cost $1,203,641)			1,203,641
	Total Investments (cost $33,671,537) – 98.0%			43,511,277
	Other Assets Less Liabilities – 2.0%			892,151
	Net Assets – 100%			$44,403,428

Nuveen NWQ Large-Cap Value Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in the United States of America ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Common Stocks	$39,565,160	$562,056	$ —	$40,127,216
Exchange-Traded Funds	2,180,420	—	—	2,180,420
Short-Term Investments:
Repurchase Agreements	—	1,203,641	—	1,203,641
Total	$41,745,580	$1,765,697	$ —	$43,511,277

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, investment classified as Level 2.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Nuveen NWQ Small/Mid-Cap Value Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 94.6%
	COMMON STOCKS – 94.6%
	Aerospace & Defense – 1.0%
9,300	Astronics Corp, (2)	$273,234
	Auto Components – 2.6%
18,910	BorgWarner Inc	693,619
	Banks – 18.3%
23,242	Ameris Bancorp	935,258
22,862	Bank of NT Butterfield & Son Ltd	677,630
9,985	CIT Group Inc	452,420
55,626	First Horizon National Corp	901,141
14,120	PacWest Bancorp	513,121
8,456	Texas Capital Bancshares Inc, (2)	462,120
19,260	Western Alliance Bancorp	887,501
	Total Banks	4,829,191
	Building Products – 1.2%
7,781	Apogee Enterprises Inc	303,381
	Chemicals – 1.6%
4,679	Innospec Inc	417,086
	Construction & Engineering – 5.3%
6,171	Jacobs Engineering Group Inc	564,646
21,750	Quanta Services Inc	822,150
	Total Construction & Engineering	1,386,796
	Electrical Equipment – 3.9%
9,785	EnerSys	645,223
17,588	nVent Electric PLC	387,639
	Total Electrical Equipment	1,032,862
	Electronic Equipment, Instruments & Components – 2.8%
3,236	Coherent Inc, (2)	497,438
4,699	Fabrinet, (2)	245,758
	Total Electronic Equipment, Instruments & Components	743,196
	Equity Real Estate Investment Trust – 9.3%
39,646	Brandywine Realty Trust	600,637
7,830	Healthcare Realty Trust Inc	262,305
6,962	PotlatchDeltic Corp	286,034

Nuveen NWQ Small/Mid-Cap Value Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
67,185	RPT Realty	$910,357
13,567	STAG Industrial Inc	399,955
	Total Equity Real Estate Investment Trust	2,459,288
	Health Care Equipment & Supplies – 1.5%
5,260	LivaNova PLC, (2)	388,135
	Household Durables – 4.4%
33,775	Taylor Morrison Home Corp, (2)	876,124
18,805	TRI Pointe Group Inc, (2)	282,827
	Total Household Durables	1,158,951
	Insurance – 10.6%
14,984	Axis Capital Holdings Ltd	999,733
16,154	Old Republic International Corp	380,750
2,630	Reinsurance Group of America Inc	420,484
5,122	RenaissanceRe Holdings Ltd	990,851
	Total Insurance	2,791,818
	IT Services – 0.7%
1,250	Euronet Worldwide Inc, (2)	182,875
	Life Sciences Tools & Services – 3.3%
2,625	Bio-Rad Laboratories Inc, (2)	873,442
	Machinery – 2.5%
3,605	Albany International Corp., Class A	325,027
9,995	Federal Signal Corp	327,236
	Total Machinery	652,263
	Metals & Mining – 4.0%
3,900	Materion Corp	239,304
8,084	Reliance Steel & Aluminum Co	805,651
	Total Metals & Mining	1,044,955
	Oil, Gas & Consumable Fuels – 5.3%
27,215	EQT Corp	289,567
34,768	Equitrans Midstream Corp	505,874
20,766	Parsley Energy Inc., Class A	348,869
8,845	PDC Energy Inc, (2)	245,449
	Total Oil, Gas & Consumable Fuels	1,389,759
	Paper & Forest Products – 3.0%
9,775	Boise Cascade Co	318,567
30,942	PH Glatfelter Co	476,198
	Total Paper & Forest Products	794,765

Shares	Description (1)	Value
	Road & Rail – 2.9%
20,750	Knight-Swift Transportation Holdings Inc	$753,225
	Semiconductors & Semiconductor Equipment – 6.5%
11,130	Cypress Semiconductor Corp	259,774
7,435	Mellanox Technologies Ltd, (2)	814,802
3,815	Qorvo Inc, (2)	282,844
6,215	Teradyne Inc	359,911
	Total Semiconductors & Semiconductor Equipment	1,717,331
	Specialty Retail – 1.8%
1,749	Advance Auto Parts Inc	289,285
8,974	Haverty Furniture Cos Inc	181,903
	Total Specialty Retail	471,188
	Trading Companies & Distributors – 2.1%
21,460	BMC Stock Holdings Inc, (2)	561,823
	Total Long-Term Investments (cost $20,361,323)	24,919,183

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.8%
	REPURCHASE AGREEMENTS – 4.8%
$1,261	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $1,260,870, collateralized by $1,115,000, U.S. Treasury Bonds, 2.875%, due 5/15/43, value $1,290,111	0.850%	10/01/19	$1,260,840
	Total Short-Term Investments (cost $1,260,840)			1,260,840
	Total Investments (cost $21,622,163) – 99.4%			26,180,023
	Other Assets Less Liabilities – 0.6%			165,274
	Net Assets – 100%			$26,345,297

Nuveen NWQ Small/Mid-Cap Value Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in the United States of America ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Common Stocks	$24,919,183	$ —	$ —	$24,919,183
Short-Term Investments:
Repurchase Agreements	—	1,260,840	—	1,260,840
Total	$24,919,183	$1,260,840	$ —	$26,180,023

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen NWQ Small-Cap Value Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.0%
	COMMON STOCKS – 97.0%
	Aerospace & Defense – 1.2%
197,723	Astronics Corp, (2)	$5,809,102
	Auto Components – 1.5%
240,579	Stoneridge Inc, (2)	7,450,732
	Banks – 17.7%
500,670	Ameris Bancorp	20,146,961
432,665	Bank of NT Butterfield & Son Ltd	12,824,191
179,750	First Hawaiian Inc	4,799,325
719,348	First Horizon National Corp	11,653,438
245,921	PacWest Bancorp	8,936,769
157,070	Texas Capital Bancshares Inc, (2)	8,583,875
400,244	Western Alliance Bancorp	18,443,243
	Total Banks	85,387,802
	Building Products – 1.1%
132,242	Apogee Enterprises Inc	5,156,116
	Commercial Services & Supplies – 1.5%
197,100	HNI Corp	6,997,050
	Construction & Engineering – 3.2%
409,172	Quanta Services Inc	15,466,702
	Electrical Equipment – 3.9%
180,460	EnerSys	11,899,532
322,949	nVent Electric PLC	7,117,796
	Total Electrical Equipment	19,017,328
	Electronic Equipment, Instruments & Components – 5.9%
59,902	Coherent Inc, (2)	9,208,135
92,437	Fabrinet, (2)	4,834,455
182,827	Kimball Electronics Inc	2,652,820
245,280	Methode Electronics Inc	8,251,219
104,725	Vishay Precision Group Inc, (2)	3,428,697
	Total Electronic Equipment, Instruments & Components	28,375,326
	Equity Real Estate Investment Trust – 10.6%
825,970	Brandywine Realty Trust	12,513,446

Nuveen NWQ Small-Cap Value Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
154,620	Healthcare Realty Trust Inc	$5,179,770
137,956	PotlatchDeltic Corp	5,667,922
1,489,999	RPT Realty	20,189,486
251,679	STAG Industrial Inc	7,419,497
	Total Equity Real Estate Investment Trust	50,970,121
	Food Products – 2.9%
1,291,324	Landec Corp, (2)	14,036,692
	Health Care Equipment & Supplies – 1.6%
104,565	LivaNova PLC, (2)	7,715,851
	Household Durables – 6.6%
479,279	Hooker Furniture Corp	10,275,742
606,544	Taylor Morrison Home Corp, (2)	15,733,751
370,400	TRI Pointe Group Inc, (2)	5,570,816
	Total Household Durables	31,580,309
	Insurance – 3.8%
93,528	RenaissanceRe Holdings Ltd	18,092,992
	IT Services – 0.7%
22,901	Euronet Worldwide Inc, (2)	3,350,416
	Machinery – 4.8%
94,163	Alamo Group Inc	11,084,869
67,132	Albany International Corp., Class A	6,052,621
182,314	Federal Signal Corp	5,968,960
	Total Machinery	23,106,450
	Metals & Mining – 2.6%
84,311	Kaiser Aluminum Corp	8,344,260
70,776	Materion Corp	4,342,815
	Total Metals & Mining	12,687,075
	Oil, Gas & Consumable Fuels – 5.0%
694,115	Equitrans Midstream Corp	10,099,373
226,189	PDC Energy Inc, (2)	6,276,745
737,690	WPX Energy Inc, (2)	7,812,137
	Total Oil, Gas & Consumable Fuels	24,188,255
	Paper & Forest Products – 5.2%
179,773	Boise Cascade Co	5,858,802
144,443	Neenah Inc	9,406,128
625,893	PH Glatfelter Co	9,632,493
	Total Paper & Forest Products	24,897,423

Shares	Description (1)	Value
	Professional Services – 1.1%
408,542	GP Strategies Corp, (2)	$5,245,679
	Road & Rail – 2.9%
380,950	Knight-Swift Transportation Holdings Inc	13,828,485
	Semiconductors & Semiconductor Equipment – 8.5%
570,228	Adesto Technologies Corp, (2)	4,881,152
248,474	Entegris Inc	11,693,186
139,075	Mellanox Technologies Ltd, (2)	15,241,229
714,353	Rambus Inc, (2)	9,375,883
	Total Semiconductors & Semiconductor Equipment	41,191,450
	Thrifts & Mortgage Finance – 1.8%
320,940	HomeStreet Inc	8,768,081
	Trading Companies & Distributors – 2.9%
537,265	BMC Stock Holdings Inc, (2)	14,065,598
	Total Long-Term Investments (cost $384,919,850)	467,385,035

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.7%
	REPURCHASE AGREEMENTS – 2.7%
$12,875	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $12,875,643, collateralized by $11,355,000, U.S. Treasury Bonds, 2.875%, due 5/15/43, value $13,138,303	0.850%	10/01/19	$12,875,339
	Total Short-Term Investments (cost $12,875,339)			12,875,339
	Total Investments (cost $397,795,189) – 99.7%			480,260,374
	Other Assets Less Liabilities – 0.3%			1,595,424
	Net Assets – 100%			$481,855,798

Nuveen NWQ Small-Cap Value Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in the United States of America ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Common Stocks	$467,385,035	$ —	$ —	$467,385,035
Short-Term Investments:
Repurchase Agreements	—	12,875,339	—	12,875,339
Total	$467,385,035	$12,875,339	$ —	$480,260,374

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.